Retirement benefit plan, Changes in Fair Value of Plan Assets (Details) - Defined Benefit Plan [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in fair value of plan assets [Abstract]
Interest income	SFr 48	SFr 42	SFr 133
Employer's contributions	1,089	950	859
Return on plan assets excluding interest income	1,052	300	1,732
Fair Value of Plan Assets [Member]
Changes in fair value of plan assets [Abstract]
Fair value of plan assets, beginning of period	22,749	19,139	12,277
Interest income	48	42	133
Employees' contributions	959	851	756
Employer's contributions	1,089	950	859
Benefits deposited	894	1,467	3,382
Return on plan assets excluding interest income	1,052	300	1,732
Fair value of plan assets, end of period	26,791	SFr 22,749	SFr 19,139
Expected contribution by employer to be paid to post-retirement benefit plans	SFr 1,000